Taxes (Details) - Schedule of table reconciles the china statutory rates to the company’s effective tax rate	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Schedule of table reconciles the china statutory rates to the company’s effective tax rate [Abstract]
Statutory PRC income tax rate	25.00%	25.00%	25.00%
Effect of income tax holiday	(11.00%)	(1.10%)	(3.30%)
Permanent difference			0.10%
Non-PRC entities not subject to PRC income tax	2.00%	1.30%
Impact on DTA due to change in applicable income tax rate	0.60%
Change in valuation allowance	0.50%
Total	17.10%	25.20%	21.80%